Other Non-Current Assets - Summary of Other Non Current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Noncurrent Assets [Line Items]
Contract assets (note 26)	¥ 2,099	¥ 1,560
Contract costs (Note)	17,840	14,487
Certificates of deposits	10,010	15,000
Long-term prepaid expenses	4,466	4,445
Others	2,783	853
Other non-current assets	¥ 37,198	¥ 36,345